Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2024		2023	2022

Cash on hand in banks	Ps.	287,968	383,114	367,076

Time deposits		8,590	166,616	448,568

	Ps.	296,558	549,730	815,644